Share-Based Compensation (Schedule of Restricted Share Units Activities) (Details) - Restricted Stock Units (RSUs) [Member] - 2015 Plan [Member]	12 Months Ended
Dec. 31, 2022 ¥ / shares shares
Number of restricted share units
Outstanding, beginning balance | shares	4,313,114
Granted | shares	7,099,416
Vested | shares	(4,477,852)
Forfeited | shares	(339,101)
Outstanding, ending balance | shares	6,595,577
Weighted-Average Grant-Date Fair Value
Outstanding, beginning balance | ¥ / shares	¥ 68.51
Granted | ¥ / shares	15.08
Vested | ¥ / shares	37.76
Forfeited | ¥ / shares	72.15
Outstanding, ending balance | ¥ / shares	¥ 31.68